Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Unused tax losses	$ 1,675,496	$ 578,176
Income tax rate		25.00%
Value added tax rate		17.00%
BF Beijing [Member]
Income tax rate		20.00%
HONG KONG
Income tax	16.50%
Profit earned	$ 2,000,000	$ 2,000,000